Princeton Long/Short Treasury Fund
FUND SUMMARY
Investment Objective:
The Fund’s primary objective is capital appreciation
with a secondary objective of providing income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 this Prospectus and in Purchase, Redemption and Pricing of Shares on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Princeton Long/Short Treasury Fund	Class A shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Princeton Long/Short Treasury Fund		Class A shares	Class I shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.56%	0.56%
Option Fees and Expenses	[1]	0.25%	0.25%
Remaining Other Expenses		0.31%	0.31%
Total Annual Fund Operating Expenses		1.81%	1.56%
Fee Waiver and/or Expense Reimbursement	[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement		1.75%	1.50%
[1]	"Other Expenses" include the fee paid to the counterparty of the Fund's option ("Option"), which is the primary way the Fund seeks exposure to a certain commodity pool or pools. The Option is designed to replicate the aggregate return of the commodity pool(s) included in the Option. Option fees and expenses do not include any fees and expenses of the investment manager included in the Option. The Option's returns will be reduced and its losses increased by the costs associated with the Option, which are the fees and expenses deducted by the counterparty in the calculation of the returns of the Option, including the management and any sponsor fee. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Option and represent an indirect cost of investing in the Fund. Generally, the management fees of the investment manager included in the Option is 2.00% of assets. The sponsor fee is 0.10%. Such fees are accrued daily within the Option and deducted from the Option's value daily.
[2]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least May 31, 2019 so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.50% and 1.25% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Princeton Long/Short Treasury Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	743	1,106	1,493	2,575
Class I shares	153	487	844	1,851

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period ended December 31, 2017 the Fund’s portfolio turnover rate was 0%.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives primarily through exposure to long and short futures contracts on longer-term US Treasury securities (securities with maturities of 6 years or longer). The Fund may achieve such exposure to US Treasury futures by investing in a commodity pool that invests in such futures contracts or by entering into a swap or option with a counterparty on the returns of the commodity pool. The Fund may invest up to 25% of its total assets in commodity pools.

The Fund’s exposure to long and short US Treasury futures seeks to replicate the returns of the Long/Short US Treasuries Index created by ProfitScore Capital Management, Inc. (the “Index”). The Index is determined by a directional trading model created by ProfitScore which seeks to predict the daily direction of the value of US Treasury markets. The model consists of 11 independent sub-models which each analyze a different data stream to predict the direction of US Treasury markets. Each sub-model produces a daily positive, negative or neutral signal. The signals from each sub-model are equally weighted and aggregated to determine a daily positive, negative or neutral signal for the overall model. If the signal is positive, the Fund will have exposure to long US Treasury futures. If the signal is negative, the Fund will have exposure to short US Treasury futures. If the signal is neutral, the Fund will allocate to cash and cash equivalents. While the Fund’s exposure to US Treasury futures is based upon the Index, the Fund itself is not an index fund.

The Fund also allocates a portion of its assets to fixed income securities for the purpose of generating income. The Fund may invest directly or indirectly in fixed income securities of any maturity. Such fixed income investments will be rated investment grade by Standard & Poor’s or Moody’s at the time the investment is made. The Fund may invest directly in U.S. Treasury bonds. The Fund may also invest in exchange traded funds (“ETFs”), money market funds or open end mutual funds, including affiliated mutual funds (collectively, “Underlying Funds”) whose principal investment strategy is to invest primarily in investment grade fixed income securities of U.S. issuers of any size, including smaller issuers. To the extent the Fund invests in any affiliated Underlying Funds, it will waive its advisory fee with respect to the portion of the Fund that is invested in any such affiliated fund.

The adviser will consider a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in credit quality, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund. If a fixed income investment is downgraded after purchase the adviser may, but is not obligated to, dispose of such investment.

The Fund may engage in frequent trading in executing its principal investment strategies. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. An investment in the Fund is not a deposit and is not guaranteed by the FDIC or any other government agency.

The following risks may apply to the Fund’s investments:

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Fixed Income Risk: The Fund may invest directly in fixed income securities, or indirectly through ETFs, money market funds, or mutual funds which invest primarily in fixed income securities. The value of the Fund’s investments in fixed income securities, whether via direct investment or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Futures Risk: The Fund’s exposure to futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the sub-adviser’s management of individual and institutional accounts. As a result, the sub-adviser may not achieve its intended result in managing the Fund.

• Management Risk: The adviser’s judgments about the long-term returns the Fund may generate through its principal investment strategy may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the allocation of Fund’s assets between the principal investment strategy and potential performance of each may also prove incorrect and may not produce the desired results. The Fund may also experiences losses in a negative equity market, and such losses may be amplified if the Fund’s strategy is not successful. The Fund’s principal investment strategy may not achieve its intended results and could negatively impact the Fund.

• Market Volatility Risk: Overall fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s strategy. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk: Like all quantitative analysis, ProfitScore’s directional trading model used to create the Index carries a risk that it might be based on one or more incorrect assumptions. The model may not accurately predict the direction of the value of US Treasuries. Rapidly changing and unforeseen market dynamics could also lead to a decrease in the effectiveness of the model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Non-Correlation Risk: The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore the Fund may not benefit from positive equity or fixed income markets, or experience the same type of positive returns as some other funds in a positive equity or fixed income market environment.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• Swap Risk: The Fund uses swaps to enhance returns. The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the portfolio assets traded can be bought and sold without corresponding commission costs. Active trading may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Underlying Funds Risk: The Fund may invest in ETFs, money market funds, or mutual funds that invest primarily in fixed income securities (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that only invest directly in stocks and bonds. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information for the Fund will be available at no cost by visiting www.princetontreasuryfund.com or by calling 1-888-868-9501.